Shareholder Report, Holdings (Details)	Jan. 31, 2026
Fidelity Value Factor ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Value Factor ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Value Factor ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Value Factor ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Value Factor ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Value Factor ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Value Factor ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Value Factor ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Value Factor ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Value Factor ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Value Factor ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Value Factor ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Fidelity Value Factor ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Value Factor ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Value Factor ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Value Factor ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Value Factor ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Value Factor ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Value Factor ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Value Factor ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Value Factor ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Value Factor ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Value Factor ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Value Factor ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Fidelity Value Factor ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity U.S. Multifactor ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity U.S. Multifactor ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity U.S. Multifactor ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity U.S. Multifactor ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity U.S. Multifactor ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity U.S. Multifactor ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity U.S. Multifactor ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity U.S. Multifactor ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity U.S. Multifactor ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity U.S. Multifactor ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity U.S. Multifactor ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity U.S. Multifactor ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Fidelity U.S. Multifactor ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity U.S. Multifactor ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity U.S. Multifactor ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity U.S. Multifactor ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity U.S. Multifactor ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity U.S. Multifactor ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity U.S. Multifactor ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity U.S. Multifactor ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity U.S. Multifactor ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity U.S. Multifactor ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity U.S. Multifactor ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity U.S. Multifactor ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Stocks for Inflation ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Stocks for Inflation ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Stocks for Inflation ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Stocks for Inflation ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Stocks for Inflation ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Stocks for Inflation ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Stocks for Inflation ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Stocks for Inflation ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Stocks for Inflation ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Stocks for Inflation ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Stocks for Inflation ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Stocks for Inflation ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Stocks for Inflation ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Stocks for Inflation ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Stocks for Inflation ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Stocks for Inflation ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Stocks for Inflation ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Stocks for Inflation ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Stocks for Inflation ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Stocks for Inflation ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Stocks for Inflation ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Stocks for Inflation ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Stocks for Inflation ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Stocks for Inflation ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small-Mid Multifactor ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small-Mid Multifactor ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small-Mid Multifactor ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small-Mid Multifactor ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small-Mid Multifactor ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small-Mid Multifactor ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small-Mid Multifactor ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small-Mid Multifactor ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small-Mid Multifactor ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small-Mid Multifactor ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Small-Mid Multifactor ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Fidelity Small-Mid Multifactor ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Small-Mid Multifactor ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Small-Mid Multifactor ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Small-Mid Multifactor ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Small-Mid Multifactor ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Small-Mid Multifactor ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Small-Mid Multifactor ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Small-Mid Multifactor ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Small-Mid Multifactor ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Small-Mid Multifactor ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Small-Mid Multifactor ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity Small-Mid Multifactor ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small-Mid Multifactor ETF | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small-Mid Multifactor ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small-Mid Multifactor ETF | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Small-Mid Multifactor ETF | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small-Mid Multifactor ETF | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small-Mid Multifactor ETF | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Small-Mid Multifactor ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Small-Mid Multifactor ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small-Mid Multifactor ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Small-Mid Multifactor ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Fundamental Small-Mid Cap ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Fundamental Small-Mid Cap ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Fundamental Small-Mid Cap ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Fundamental Small-Mid Cap ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Fundamental Small-Mid Cap ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Fundamental Small-Mid Cap ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Fundamental Small-Mid Cap ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Fundamental Small-Mid Cap ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Fundamental Small-Mid Cap ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Fundamental Small-Mid Cap ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Fundamental Small-Mid Cap ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Fundamental Small-Mid Cap ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Fundamental Small-Mid Cap ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Fundamental Small-Mid Cap ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Fundamental Small-Mid Cap ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Fundamental Small-Mid Cap ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Fundamental Small-Mid Cap ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Fundamental Small-Mid Cap ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Fundamental Small-Mid Cap ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Fundamental Small-Mid Cap ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Fundamental Small-Mid Cap ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Fundamental Small-Mid Cap ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Fidelity Fundamental Small-Mid Cap ETF | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Fundamental Small-Mid Cap ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Fundamental Small-Mid Cap ETF | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Fundamental Small-Mid Cap ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Fundamental Small-Mid Cap ETF | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Fundamental Small-Mid Cap ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Fundamental Small-Mid Cap ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Fundamental Small-Mid Cap ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Real Estate Investment ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Real Estate Investment ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Real Estate Investment ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Real Estate Investment ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Real Estate Investment ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Real Estate Investment ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Real Estate Investment ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Real Estate Investment ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Real Estate Investment ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Real Estate Investment ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Real Estate Investment ETF | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Real Estate Investment ETF | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Real Estate Investment ETF | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Real Estate Investment ETF | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Real Estate Investment ETF | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Real Estate Investment ETF | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Real Estate Investment ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Real Estate Investment ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Real Estate Investment ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Quality Factor ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Quality Factor ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Quality Factor ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Quality Factor ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Quality Factor ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Quality Factor ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Quality Factor ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Quality Factor ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Quality Factor ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Quality Factor ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Quality Factor ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Quality Factor ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Fidelity Quality Factor ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Quality Factor ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Quality Factor ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Quality Factor ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Quality Factor ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Quality Factor ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Quality Factor ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Quality Factor ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Quality Factor ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Quality Factor ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Quality Factor ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Quality Factor ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	94.80%
Fidelity Quality Factor ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Fundamental Large Cap Core ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Fundamental Large Cap Core ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Fundamental Large Cap Core ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Fundamental Large Cap Core ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Fundamental Large Cap Core ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Fundamental Large Cap Core ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Fundamental Large Cap Core ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Fundamental Large Cap Core ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Fundamental Large Cap Core ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Fundamental Large Cap Core ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Fundamental Large Cap Core ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Fundamental Large Cap Core ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity Fundamental Large Cap Core ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Fundamental Large Cap Core ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Fundamental Large Cap Core ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Fundamental Large Cap Core ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Fundamental Large Cap Core ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Fundamental Large Cap Core ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Fundamental Large Cap Core ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Fundamental Large Cap Core ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Fundamental Large Cap Core ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Fundamental Large Cap Core ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	92.50%
Fidelity Fundamental Large Cap Core ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Fundamental Large Cap Core ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Fundamental Large Cap Core ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Fundamental Large Cap Core ETF | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Fundamental Large Cap Core ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Fundamental Large Cap Core ETF | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Fundamental Large Cap Core ETF | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Fundamental Large Cap Core ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Fundamental Large Cap Core ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Momentum Factor ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Momentum Factor ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Momentum Factor ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Momentum Factor ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Momentum Factor ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Momentum Factor ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Momentum Factor ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Momentum Factor ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Momentum Factor ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Momentum Factor ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Momentum Factor ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Momentum Factor ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Momentum Factor ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Momentum Factor ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Momentum Factor ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Momentum Factor ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Momentum Factor ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Momentum Factor ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Momentum Factor ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Momentum Factor ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Momentum Factor ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Momentum Factor ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Momentum Factor ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Momentum Factor ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Momentum Factor ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Momentum Factor ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Magellan ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Magellan ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Magellan ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Magellan ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Magellan ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Magellan ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Magellan ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Magellan ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Magellan ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Magellan ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Magellan ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Magellan ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Fidelity Magellan ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Magellan ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Magellan ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Magellan ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Magellan ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Magellan ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Magellan ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Magellan ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Magellan ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Magellan ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Magellan ETF | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Magellan ETF | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Magellan ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Magellan ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Low Volatility Factor ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Low Volatility Factor ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Low Volatility Factor ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Low Volatility Factor ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Low Volatility Factor ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Low Volatility Factor ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Low Volatility Factor ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Low Volatility Factor ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Low Volatility Factor ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Low Volatility Factor ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Low Volatility Factor ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Low Volatility Factor ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Fidelity Low Volatility Factor ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Low Volatility Factor ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Low Volatility Factor ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Low Volatility Factor ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Low Volatility Factor ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Low Volatility Factor ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Low Volatility Factor ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Low Volatility Factor ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Low Volatility Factor ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Low Volatility Factor ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Low Volatility Factor ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Low Volatility Factor ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity High Dividend ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity High Dividend ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity High Dividend ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity High Dividend ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity High Dividend ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity High Dividend ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity High Dividend ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity High Dividend ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity High Dividend ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity High Dividend ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity High Dividend ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Fidelity High Dividend ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity High Dividend ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity High Dividend ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity High Dividend ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity High Dividend ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity High Dividend ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity High Dividend ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity High Dividend ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity High Dividend ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity High Dividend ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity High Dividend ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	94.90%
Fidelity High Dividend ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity High Dividend ETF | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity High Dividend ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity High Dividend ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity High Dividend ETF | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity High Dividend ETF | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity High Dividend ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity High Dividend ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Fundamental Large Cap Growth ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Fundamental Large Cap Growth ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Fundamental Large Cap Growth ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Fundamental Large Cap Growth ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Fundamental Large Cap Growth ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Fundamental Large Cap Growth ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Fundamental Large Cap Growth ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Fundamental Large Cap Growth ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Fundamental Large Cap Growth ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Fundamental Large Cap Growth ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Fundamental Large Cap Growth ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Fundamental Large Cap Growth ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Fidelity Fundamental Large Cap Growth ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Fundamental Large Cap Growth ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Fundamental Large Cap Growth ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Fundamental Large Cap Growth ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Fundamental Large Cap Growth ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Fundamental Large Cap Growth ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Fundamental Large Cap Growth ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Fundamental Large Cap Growth ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Fundamental Large Cap Growth ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Fundamental Large Cap Growth ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	93.80%
Fidelity Fundamental Large Cap Growth ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Fundamental Large Cap Growth ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Fundamental Large Cap Growth ETF | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Fundamental Large Cap Growth ETF | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Fundamental Large Cap Growth ETF | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Fundamental Large Cap Growth ETF | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Fundamental Large Cap Growth ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Fundamental Large Cap Growth ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Dividend ETF for Rising Rates | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Dividend ETF for Rising Rates | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Dividend ETF for Rising Rates | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Dividend ETF for Rising Rates | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Dividend ETF for Rising Rates | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Dividend ETF for Rising Rates | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Dividend ETF for Rising Rates | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Dividend ETF for Rising Rates | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Dividend ETF for Rising Rates | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Dividend ETF for Rising Rates | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Dividend ETF for Rising Rates | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Dividend ETF for Rising Rates | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Fidelity Dividend ETF for Rising Rates | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Dividend ETF for Rising Rates | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Dividend ETF for Rising Rates | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Dividend ETF for Rising Rates | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Dividend ETF for Rising Rates | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Dividend ETF for Rising Rates | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Dividend ETF for Rising Rates | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Dividend ETF for Rising Rates | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Dividend ETF for Rising Rates | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Dividend ETF for Rising Rates | United States
Holdings [Line Items]
Percent of Net Asset Value	93.90%
Fidelity Dividend ETF for Rising Rates | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Dividend ETF for Rising Rates | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Dividend ETF for Rising Rates | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Dividend ETF for Rising Rates | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Dividend ETF for Rising Rates | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Dividend ETF for Rising Rates | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Dividend ETF for Rising Rates | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Dividend ETF for Rising Rates | France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Dividend ETF for Rising Rates | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Dividend ETF for Rising Rates | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Blue Chip Value ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Blue Chip Value ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Blue Chip Value ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Blue Chip Value ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Blue Chip Value ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Blue Chip Value ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Blue Chip Value ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Blue Chip Value ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Blue Chip Value ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Blue Chip Value ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Blue Chip Value ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Blue Chip Value ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Blue Chip Value ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Blue Chip Value ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Blue Chip Value ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Blue Chip Value ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Blue Chip Value ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Blue Chip Value ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Blue Chip Value ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Blue Chip Value ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Blue Chip Value ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Blue Chip Value ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	93.90%
Fidelity Blue Chip Value ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Blue Chip Value ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Blue Chip Value ETF | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Blue Chip Value ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Blue Chip Value ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Blue Chip Growth ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Blue Chip Growth ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Blue Chip Growth ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Blue Chip Growth ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Blue Chip Growth ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Blue Chip Growth ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Blue Chip Growth ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Blue Chip Growth ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Blue Chip Growth ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Blue Chip Growth ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Blue Chip Growth ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Blue Chip Growth ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Fidelity Blue Chip Growth ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Blue Chip Growth ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Blue Chip Growth ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Blue Chip Growth ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Blue Chip Growth ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Blue Chip Growth ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Blue Chip Growth ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Blue Chip Growth ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Blue Chip Growth ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Blue Chip Growth ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Fidelity Blue Chip Growth ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Blue Chip Growth ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Blue Chip Growth ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Blue Chip Growth ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Blue Chip Growth ETF | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Blue Chip Growth ETF | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Blue Chip Growth ETF | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Blue Chip Growth ETF | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Blue Chip Growth ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Blue Chip Growth ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Blue Chip Growth ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Fundamental Large Cap Value ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Fundamental Large Cap Value ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Fundamental Large Cap Value ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Fundamental Large Cap Value ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Fundamental Large Cap Value ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Fundamental Large Cap Value ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Fundamental Large Cap Value ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Fundamental Large Cap Value ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Fundamental Large Cap Value ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Fundamental Large Cap Value ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Fundamental Large Cap Value ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Fidelity Fundamental Large Cap Value ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Fundamental Large Cap Value ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Fundamental Large Cap Value ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Fundamental Large Cap Value ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Fundamental Large Cap Value ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Fundamental Large Cap Value ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Fundamental Large Cap Value ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Fundamental Large Cap Value ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Fundamental Large Cap Value ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Fundamental Large Cap Value ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Fundamental Large Cap Value ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	96.60%
Fidelity Fundamental Large Cap Value ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Fundamental Large Cap Value ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Fundamental Large Cap Value ETF | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Fundamental Large Cap Value ETF | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Fundamental Large Cap Value ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Fundamental Large Cap Value ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%